Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 414,000
Previously Paid Amount	0.00
Total Fee Amount	57.17
Total Offset Amount	0.00
Net Fee	57.17
Narrative - Max Aggregate Offering Price	$ 414,000
Final Prospectus	true